Note 4 - Segment and Revenue Information - Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Proceeds allocated to divestment of IP			$ 7,800
Cost of technology license obtained from Otello Corporation ASA			2,000
Book value of associated capitalized development costs			256
Legal fees related to the divestment process			84
Total			$ 5,460